Consolidated Statements of Shareholders' Equity Deficit - CAD ($)	Total	Common Shares	Contributed Capital [Member]	Deficit [Member]
Balance, amount at Dec. 31, 2022		$ 96,423,648	$ 9,404,518	$ (93,735,589)
Issuance of common stock, net of share issuance costs for private placement		1,622,057
Issuance of common stock, net of share issuance costs for employee Share Purchase Plan		66,755
Issuance of common stock, net of share issuance costs for restricted Stock Unit Plan		66,811
Issuance of common stock, net of share issuance costs for exercise of stock options		0
Issuance of common stock, net of share issuance costs for conversion of convertible debentures		0
Exercise of stock options		0
Equity based transaction with a non-employee		0
Transfer of equity to common shares			0
Recognition of stock based compensation expense			148,321
Net Income (Loss)	$ (5,451,112)			(5,451,112)
Balance, amount at Dec. 31, 2023	8,545,409	98,179,271	9,552,839	(99,186,701)
Issuance of common stock, net of share issuance costs for private placement		0
Issuance of common stock, net of share issuance costs for employee Share Purchase Plan		83,239
Issuance of common stock, net of share issuance costs for restricted Stock Unit Plan		0
Issuance of common stock, net of share issuance costs for exercise of stock options		0
Issuance of common stock, net of share issuance costs for conversion of convertible debentures		0
Exercise of stock options		0
Equity based transaction with a non-employee		0
Transfer of equity to common shares			0
Recognition of stock based compensation expense			186,483
Net Income (Loss)	(9,077,795)			(9,077,795)
Balance, amount at Dec. 31, 2024	(262,664)	98,262,510	9,739,322	(108,264,496)
Issuance of common stock, net of share issuance costs for private placement		2,777,168
Issuance of common stock, net of share issuance costs for employee Share Purchase Plan		86,990
Issuance of common stock, net of share issuance costs for restricted Stock Unit Plan		39,035
Issuance of common stock, net of share issuance costs for exercise of stock options		65,537
Issuance of common stock, net of share issuance costs for conversion of convertible debentures		14,114,800
Exercise of stock options		42,890
Equity based transaction with a non-employee		108,455
Transfer of equity to common shares			(151,345)
Recognition of stock based compensation expense			360,859
Net Income (Loss)	(2,317,149)			(2,317,149)
Balance, amount at Dec. 31, 2025	$ 14,864,576	$ 115,497,385	$ 9,948,836	$ (110,581,645)